Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment

Premises and equipment at December 31, 2011 and 2010 consist of the following:

	2011	2010
Computer hardware and software	$70,296	$65,151
Furniture	9,104	8,111
Leasehold improvements	7,852	7,567
Equipment	6,446	5,546
Building	1,250	—

	94,948	86,375
Less accumulated depreciation and amortization	(51,210)	(42,323)

	$43,738	$44,052